SHARE CAPITAL (Tables)	12 Months Ended
Feb. 28, 2023
Share Capital
Schedule of warrants outstanding

Number of warrants	Exercise price	Remaining life	Expiry date
	$	(years)
5,791,893	4.00	0.68	November 3, 2023
2,961,250	3.00	1.17	April 29, 2024
16,498,392	3.00	1.20	May 11, 2024
25,251,535

In connection with the acquisition of Plateau, details of Plateau’s warrants outstanding at February 28, 2023 are as follows:

Number of warrants*	Exercise price	Number of shares issuable	Remaining life	Expiry date
	$		(years)
1,375,287	0.40	398,833	1.16	April 27, 2024
875,534	0.40	253,905	1.21	May 12, 2024
17,322	0.40	5,023	1.21	May 13, 2024
2,268,143		657,761

*Each Plateau warrant can be exercised at a fixed ratio of 0.29 for the Company’s common shares and at a fixed ratio of 0.145 for the Company’s warrants exercisable until May 11, 2024 at $3.00.

Schedule of changes of warrants outstanding

	Warrants	Weighted average exercise price
		$
Balance, February 28, 2021	6,327,400	0.29
Issued	30,073,039	3.22
Exercised	(8,430,572)	0.98
Balance, February 28, 2022	27,969,867	3.21
Issued	82,650	3.00
Exercised	(2,800,982)	3.25
Balance, February 28, 2023	25,251,535	3.23

A summary of changes of Plateau warrants outstanding is as follows:

	Warrants*	Weighted average exercise price
		$
Balance, February 28, 2021	-	-
Assumed	11,290,820	0.50
Exercised	(6,220,315)	0.42
Expired	(2,232,362)	0.87
Balance, February 28, 2022	2,838,143	0.40
Exercised	(570,000)	0.40
Balance, February 28, 2023	2,268,143	0.40

*Each Plateau warrant can be exercised at a fixed ratio of 0.29 for the Company’s common shares and at a fixed ratio of 0.145 for the Company’s warrants exercisable until May 11, 2024 at $3.00.

Schedule of options outstanding and exercisable

Number of options outstanding	Number of options Exercisable	Exercise price	Remaining life	Expiry date
		$	(years)
125,000	125,000	0.35	0.33	June 29, 2023
134,850	134,850	3.93	0.47	August 17, 2023
195,750	195,750	2.24	1.15	April 23, 2024
200,000	200,000	0.25	1.94	February 4, 2025
1,929,167	1,929,167	1.28	2.56	September 17, 2025
63,115	63,115	1.03	2.78	December 9, 2025
5,958,334	5,958,334	2.17	3.28	June 10, 2026
1,573,000	1,573,000	3.63	3.97	February 16, 2027
100,000	50,000	2.74	4.34	June 29, 2027
250,000	125,000	1.91	4.35	July 4, 2027
150,000	37,500	2.14	4.60	October 4, 2027
1,300,000	433,333	4.85	4.93	February 2, 2028
11,979,216	10,825,049

Schedule of stock options outstanding

	Options	Weighted average exercise price
		$
Balance, February 28, 2021	7,030,000	0.92
Granted	10,723,210	3.09
Exercised	(3,405,098)	1.12
Cancelled	(8,337)	3.02
Balance, February 28, 2022	14,339,775	2.00
Granted	1,800,000	4.10
Exercised	(3,442,589)	1.32
Cancelled/Expired	(717,970)	2.67
Balance, February 28, 2023	11,979,216	2.47

Schedule of RSU transactions

Number of RSUs
Balance, February 28, 2021	-
Granted	2,900,000
Balance, February 28, 2022	2,900,000
Granted	2,795,000
Balance, February 28, 2023	5,695,000

Schedule of restricted share units

Number of RSUs	Remaining life	Vesting Date
	(years)
2,900,000	0.97	February 16, 2024
225,000	1.35	July 4, 2024
150,000	1.60	October 4, 2024
2,420,000	1.93	February 2, 2025
5,695,000

Schedule of performance share units

Number of PSUs
Balance, February 28, 2021 and 2022	-
Granted	2,000,000
Balance, February 28, 2023	2,000,000